Schedule of Assumptions for Warrants (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Sep. 11, 2020 shares
Short-term Debt [Line Items]
Number of Warrants | shares			363,146,765
Private Placement of Series D Convertible Preferred Stock 1/17/2020 [Member]
Short-term Debt [Line Items]
Number of Warrants | shares	244,996	244,996
H-CYTE Stock Price	$ 0.15	$ 0.15
Exercise Price of Warrant	0.75	0.75
Warrant Grant Date Fair Value	$ 0.13	$ 0.13
Life of Warrant	10 years	10 years
Granted for Bridge Financing 04/08/2020 [Member]
Short-term Debt [Line Items]
Number of Warrants | shares	296,875	296,875
H-CYTE Stock Price	$ 0.05	$ 0.05
Exercise Price of Warrant	0.40	0.40
Warrant Grant Date Fair Value	$ 0.04	$ 0.02
Life of Warrant	3 years	3 years
Short Term Note, Related Party Conversion 04/17/2020 [Member]
Short-term Debt [Line Items]
Number of Warrants | shares	4,368,278	4,368,278
H-CYTE Stock Price	$ 0.05	$ 0.05
Exercise Price of Warrant	0.014	0.014
Warrant Grant Date Fair Value	$ 0.05	$ 0.05
Life of Warrant	10 years	10 years
Granted for Bridge Financing 09/11/2020 [Member]
Short-term Debt [Line Items]
Number of Warrants | shares	364,439,176	364,439,176
H-CYTE Stock Price	$ 0.05	$ 0.05
Exercise Price of Warrant	0.014	0.014
Warrant Grant Date Fair Value	$ 0.017	$ 0.017
Life of Warrant	10 years	10 years
Private Placement 1/8/2019 [Member]
Short-term Debt [Line Items]
Number of Warrants | shares		5,000,000
H-CYTE Stock Price		$ 0.40
Exercise Price of Warrant		0.75
Warrant Grant Date Fair Value		$ 0.24
Life of Warrant		3 years
Antidilution Provision 1/08/2019 [Member]
Short-term Debt [Line Items]
Number of Warrants | shares		2,023,438
H-CYTE Stock Price		$ 0.40
Exercise Price of Warrant		0.40
Warrant Grant Date Fair Value		$ 0.28
Life of Warrant		3 years
Private Placement 7/14/17 [Member]
Short-term Debt [Line Items]
Number of Warrants | shares		6,000,000
H-CYTE Stock Price		$ 0.40
Exercise Price of Warrant		0.75
Warrant Grant Date Fair Value		$ 0.23
Life of Warrant		3 years
Private Placement 1/25/2018 [Member]
Short-term Debt [Line Items]
Number of Warrants | shares		1,250,000
H-CYTE Stock Price		$ 0.59
Exercise Price of Warrant		0.75
Warrant Grant Date Fair Value		$ 0.38
Life of Warrant		3 years
Private Placement 4 [Member]
Short-term Debt [Line Items]
Number of Warrants | shares		437,500
H-CYTE Stock Price		$ 0.54
Exercise Price of Warrant		0.75
Warrant Grant Date Fair Value		$ 0.34
Life of Warrant		3 years
Private Placement 2/7/2019 [Member]
Short-term Debt [Line Items]
Number of Warrants | shares		750,000
H-CYTE Stock Price		$ 0.57
Exercise Price of Warrant		0.75
Warrant Grant Date Fair Value		$ 0.36
Life of Warrant		3 years
Private Placement 2/22/2019 [Member]
Short-term Debt [Line Items]
Number of Warrants | shares		375,000
H-CYTE Stock Price		$ 0.49
Exercise Price of Warrant		0.75
Warrant Grant Date Fair Value		$ 0.30
Life of Warrant		3 years
Private Placement 3/1/2019 [Member]
Short-term Debt [Line Items]
Number of Warrants | shares		125,000
H-CYTE Stock Price		$ 0.52
Exercise Price of Warrant		0.75
Warrant Grant Date Fair Value		$ 0.33
Life of Warrant		3 years
Private Placement 3/8/2019 [Member]
Short-term Debt [Line Items]
Number of Warrants | shares		150,000
H-CYTE Stock Price		$ 0.59
Exercise Price of Warrant		0.75
Warrant Grant Date Fair Value		$ 0.38
Life of Warrant		3 years
Private Placement 3/11/2019 [Member]
Short-term Debt [Line Items]
Number of Warrants | shares		2,475,000
H-CYTE Stock Price		$ 0.61
Exercise Price of Warrant		0.75
Warrant Grant Date Fair Value		$ 0.40
Life of Warrant		3 years
Private Placement 3/26/2019 [Member]
Short-term Debt [Line Items]
Number of Warrants | shares		500,000
H-CYTE Stock Price		$ 0.51
Exercise Price of Warrant		0.75
Warrant Grant Date Fair Value		$ 0.32
Life of Warrant		3 years
Private Placement 3/28/2019 [Member]
Short-term Debt [Line Items]
Number of Warrants | shares		375,000
H-CYTE Stock Price		$ 0.51
Exercise Price of Warrant		0.75
Warrant Grant Date Fair Value		$ 0.31
Life of Warrant		3 years
Private Placement 3/29/2019 [Member]
Short-term Debt [Line Items]
Number of Warrants | shares		62,500
H-CYTE Stock Price		$ 0.51
Exercise Price of Warrant		0.75
Warrant Grant Date Fair Value		$ 0.31
Life of Warrant		3 years
Private Placement 1/31/2019 [Member]
Short-term Debt [Line Items]
Number of Warrants | shares		500,000
H-CYTE Stock Price		$ 0.48
Exercise Price of Warrant		0.75
Warrant Grant Date Fair Value		$ 0.29
Life of Warrant		3 years
Private Placement 7/15/2019 [Member]
Short-term Debt [Line Items]
Number of Warrants | shares		200,000
H-CYTE Stock Price		$ 0.53
Exercise Price of Warrant		1.00
Warrant Grant Date Fair Value		$ 0.31
Life of Warrant		3 years
Convertible Debt Extension 9/18/2019 [Member]
Short-term Debt [Line Items]
Number of Warrants | shares		424,000
H-CYTE Stock Price		$ 0.40
Exercise Price of Warrant		0.75
Warrant Grant Date Fair Value		$ 0.25
Life of Warrant		3 years
Private Placement of Series D Convertible Preferred Stock 11/15/2019 [Member]
Short-term Debt [Line Items]
Number of Warrants | shares		14,669,757
H-CYTE Stock Price		$ 0.28
Exercise Price of Warrant		0.75
Warrant Grant Date Fair Value		$ 0.19
Life of Warrant		10 years
Measurement Input, Risk Free Interest Rate [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		0.65
Measurement Input, Risk Free Interest Rate [Member] | Private Placement of Series D Convertible Preferred Stock 1/17/2020 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage	1.84
Measurement Input, Risk Free Interest Rate [Member] | Granted for Bridge Financing 04/08/2020 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage	0.34	0.34
Measurement Input, Risk Free Interest Rate [Member] | Short Term Note, Related Party Conversion 04/17/2020 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage	0.65
Measurement Input, Risk Free Interest Rate [Member] | Granted for Bridge Financing 09/11/2020 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage	0.65	0.65
Measurement Input, Risk Free Interest Rate [Member] | Private Placement 1/8/2019 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		2.57
Measurement Input, Risk Free Interest Rate [Member] | Antidilution Provision 1/08/2019 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		2.57
Measurement Input, Risk Free Interest Rate [Member] | Private Placement 7/14/17 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		2.60
Measurement Input, Risk Free Interest Rate [Member] | Private Placement 1/25/2018 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		2.43
Measurement Input, Risk Free Interest Rate [Member] | Private Placement 4 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		2.43
Measurement Input, Risk Free Interest Rate [Member] | Private Placement 2/7/2019 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		2.46
Measurement Input, Risk Free Interest Rate [Member] | Private Placement 2/22/2019 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		2.46
Measurement Input, Risk Free Interest Rate [Member] | Private Placement 3/1/2019 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		2.54
Measurement Input, Risk Free Interest Rate [Member] | Private Placement 3/8/2019 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		2.43
Measurement Input, Risk Free Interest Rate [Member] | Private Placement 3/11/2019 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		2.45
Measurement Input, Risk Free Interest Rate [Member] | Private Placement 3/26/2019 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		2.18
Measurement Input, Risk Free Interest Rate [Member] | Private Placement 3/28/2019 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		2.18
Measurement Input, Risk Free Interest Rate [Member] | Private Placement 3/29/2019 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		2.21
Measurement Input, Risk Free Interest Rate [Member] | Private Placement 1/31/2019 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		2.29
Measurement Input, Risk Free Interest Rate [Member] | Private Placement 7/15/2019 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		1.80
Measurement Input, Risk Free Interest Rate [Member] | Convertible Debt Extension 9/18/2019 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		1.72
Measurement Input, Risk Free Interest Rate [Member] | Private Placement of Series D Convertible Preferred Stock 11/15/2019 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		1.84
Measurement Input, Price Volatility [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		100.64
Measurement Input, Price Volatility [Member] | Private Placement of Series D Convertible Preferred Stock 1/17/2020 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage	144.30	144.30
Measurement Input, Price Volatility [Member] | Granted for Bridge Financing 04/08/2020 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage	131.82	131.82
Measurement Input, Price Volatility [Member] | Short Term Note, Related Party Conversion 04/17/2020 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage	100.64
Measurement Input, Price Volatility [Member] | Granted for Bridge Financing 09/11/2020 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage	96.97	96.97
Measurement Input, Price Volatility [Member] | Private Placement 1/8/2019 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		115.08
Measurement Input, Price Volatility [Member] | Antidilution Provision 1/08/2019 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		115.08
Measurement Input, Price Volatility [Member] | Private Placement 7/14/17 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		114.07
Measurement Input, Price Volatility [Member] | Private Placement 1/25/2018 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		113.72
Measurement Input, Price Volatility [Member] | Private Placement 4 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		113.47
Measurement Input, Price Volatility [Member] | Private Placement 2/7/2019 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		113.23
Measurement Input, Price Volatility [Member] | Private Placement 2/22/2019 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		113.34
Measurement Input, Price Volatility [Member] | Private Placement 3/1/2019 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		113.42
Measurement Input, Price Volatility [Member] | Private Placement 3/8/2019 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		113.53
Measurement Input, Price Volatility [Member] | Private Placement 3/11/2019 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		113.62
Measurement Input, Price Volatility [Member] | Private Placement 3/26/2019 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		113.12
Measurement Input, Price Volatility [Member] | Private Placement 3/28/2019 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		112.79
Measurement Input, Price Volatility [Member] | Private Placement 3/29/2019 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		112.79
Measurement Input, Price Volatility [Member] | Private Placement 1/31/2019 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		112.77
Measurement Input, Price Volatility [Member] | Private Placement 7/15/2019 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		115.50
Measurement Input, Price Volatility [Member] | Convertible Debt Extension 9/18/2019 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		122.04
Measurement Input, Price Volatility [Member] | Private Placement of Series D Convertible Preferred Stock 11/15/2019 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		89.75
Measurement Input, Expected Dividend Rate [Member] | Private Placement of Series D Convertible Preferred Stock 1/17/2020 [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		1.84
Short-term Note Related Party 1/13/2020 [Member]
Short-term Debt [Line Items]
Number of Warrants | shares	268,571	268,571
H-CYTE Stock Price	$ 0.12	$ 0.12
Exercise Price of Warrant	0.75	0.75
Warrant Grant Date Fair Value	$ 0.07	$ 0.07
Life of Warrant	3 years	3 years
Short-term Note Related Party 1/13/2020 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage	1.60	1.60
Short-term Note Related Party 1/13/2020 [Member] | Measurement Input, Price Volatility [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage	145.76	145.76
Short-term Note Related Party 11/26/2019 [Member]
Short-term Debt [Line Items]
Number of Warrants | shares		400,000
H-CYTE Stock Price		$ 0.20
Exercise Price of Warrant		0.75
Warrant Grant Date Fair Value		$ 0.13
Life of Warrant		3 years
Short-term Note Related Party 11/26/2019 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		1.58
Short-term Note Related Party 11/26/2019 [Member] | Measurement Input, Price Volatility [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		144.36
Short-term Note Related Party 12/30/2019 [Member]
Short-term Debt [Line Items]
Number of Warrants | shares		171,429
H-CYTE Stock Price		$ 0.14
Exercise Price of Warrant		0.75
Warrant Grant Date Fair Value		$ 0.08
Life of Warrant		3 years
Short-term Note Related Party 12/30/2019 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		1.59
Short-term Note Related Party 12/30/2019 [Member] | Measurement Input, Price Volatility [Member]
Short-term Debt [Line Items]
Warrant Input, Percentage		145.29